PLAN DESCRIPTION - Contributions (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN	12 Months Ended
	Dec. 31, 2025 USD ($) age	Dec. 31, 2024 USD ($)
PLAN TERMINATION
Plan description	true
Enrollment period	30 days
Pre tax contribution rate	6.00%
Automatic increase in deferral percentage	1.00%
Maximum automatic increase in deferral percentage	10.00%
Maximum participant contributions	75.00%
Age for contribution eligibility | age	50
Employer matching contributions	100.00%
Employer matching contributions, Percentage of participants compensation	1.00%
Employer contribution, percentage of elective deferrals	75.00%
Discretionary bonus | $	$ 0	$ 0
Minimum
PLAN TERMINATION
Percentage of elective deferrals on participants compensation	1.00%
Maximum
PLAN TERMINATION
Percentage of elective deferrals on participants compensation	5.00%